Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000125279 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000125279 | 857492706 | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000125279 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000125279 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000125279 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000125279 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000125279 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125279 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125279 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000125279 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000125279 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	72.80%
C000125279 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	27.20%
C000125280 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000125280 | 857492706 | State Street Institutional U.S. Government Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000125280 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000125280 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000125280 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000125280 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000125280 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125280 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125280 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000125280 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000125280 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	72.80%
C000125280 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	27.20%